Fair Value Measurements, Guarantees, and Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Assets and Liabilities Measured On Recurring Basis [Table Text Block]
The following table presents, by level within the fair value hierarchy, certain of our significant financial assets and liabilities. The carrying values of cash and cash equivalents, accounts receivable, and accounts payable approximate fair value because of the short-term nature of these instruments. Therefore, these assets and liabilities are not presented in the following table.

			Fair Value Measurements Using
	Carrying Amount	Fair Value	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Millions)
Assets (liabilities) at December 31, 2021:
Measured on a recurring basis:
ARO Trust investments	$260	$260	$260	$—	$—
Commodity derivative assets (1)	84	84	2	81	1
Commodity derivative liabilities (1)	(488)	(488)	(69)	(403)	(16)
Additional disclosures:
Long-term debt, including current portion	(23,675)	(27,768)	—	(27,768)	—
Guarantees	(39)	(26)	—	(10)	(16)

Assets (liabilities) at December 31, 2020:
Measured on a recurring basis:
ARO Trust investments	$235	$235	$235	$—	$—
Commodity derivative assets	3	3	1	2	—
Commodity derivative liabilities	(6)	(6)	(3)	(1)	(2)
Additional disclosures:
Long-term debt, including current portion	(22,344)	(27,043)	—	(27,043)	—
Guarantees	(40)	(27)	—	(11)	(16)

(1)Excludes approximately $296 million of net cash collateral in Level 1.

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a reconciliation of changes in fair value of our net commodity derivatives classified as Level 3 in the fair value hierarchy.

	Year Ended December 31,
	2021	2020
	(Millions)
Balance at beginning of period	$(2)	$(2)
Realized and unrealized gains (losses):
Included in income (loss)	(62)	—
Purchases, issuances, and settlements	13	—
Acquired derivatives (Note 3)	24	—
Transfers out of Level 3	12	—
Balance at end of period	$(15)	$(2)

Fair Value Measurements, Nonrecurring [Table Text Block]
The following table presents impairments of assets and equity-method investments associated with certain nonrecurring fair value measurements within Level 3 of the fair value hierarchy, except as specifically noted.

				Impairments
				Year Ended December 31,
	Segment	Date of Measurement	Fair Value	2021	2020	2019
			(Millions)
Impairment of certain assets:
Certain capitalized project costs (1)	Transmission & Gulf of Mexico	June 30, 2021	$1	$2
Certain capitalized project costs (1)	Transmission & Gulf of Mexico	December 31, 2020	42		$170
Certain gathering assets (2)	Northeast G&P	December 31, 2020	5		12
Certain pipeline project (3)	Transmission & Gulf of Mexico	December 31, 2019	22			$354
Certain gathering assets (4)	West	December 31, 2019	25			20
Certain gathering assets (4)	West	June 30, 2019	40			59
Certain idle gathering assets (5)	West	March 31, 2019	—			12
Other impairments and write-downs (6)						19
Impairment of certain assets				$2	$182	$464
Impairment of equity-method investments:
RMM (7)	West	December 31, 2020	$421		$108
RMM (8)	West	March 31, 2020	557		243
Brazos Permian II (8)	West	March 31, 2020	—		193
BRMH (9)	Northeast G&P	March 31, 2020	191		229
Appalachia Midstream Investments (9)	Northeast G&P	March 31, 2020	2,700		127
Aux Sable (9)	Northeast G&P	March 31, 2020	7		39
Laurel Mountain (9)	Northeast G&P	March 31, 2020	236		10
Discovery (9)	Transmission & Gulf of Mexico	March 31, 2020	367		97
Laurel Mountain (10)	Northeast G&P	September 30, 2019	242			$79
Appalachia Midstream Investments (11)	Northeast G&P	September 30, 2019	102			17
Pennant (12)	Northeast G&P	August 31, 2019	11			17
UEOM (13)	Northeast G&P	March 17, 2019	1,210			74
Other						(1)
Impairment of equity-method investments				$—	$1,046	$186
______________
(1)Relates to capitalized project development costs for the Northeast Supply Enhancement project. As previously disclosed, approvals required for the project from the New York State Department of Environmental
Conservation and the New Jersey Department of Environmental Protection have been denied and we have not refiled at this time. Beginning in May 2020, we discontinued capitalization of costs related to this project. Considering that the customer precedent agreements and FERC certificate for the project remain in effect, we had previously concluded that the probability of completing the project was sufficient to not require impairment. However, developments in the political and regulatory environments caused us to slightly lower that assessed probability such that the capitalized project costs now required impairment. The estimated fair value of the materials within the capitalized project costs at December 31, 2020 considered other internal uses and salvage values for the Property, plant, and equipment – net. The remaining capitalized costs were determined to have no fair value. The estimated fair value of certain capitalized project costs at June 30, 2021, was determined by a market approach, which incorporated an indication of interest by a third-party.

(2)Relates to a gathering system in the Marcellus Shale region, that was sold in 2021. The estimated fair value of the Property, plant, and equipment – net and Intangible assets – net of accumulated amortization was determined using a market approach, which incorporated an indication of interest by a third party. These inputs resulted in a fair value measurement within Level 2 of the fair value hierarchy.

(3)Relates to the Constitution proposed pipeline project extending from Susquehanna County, Pennsylvania, to the Iroquois Gas Transmission and the Tennessee Gas Pipeline systems in New York. Although Constitution received a certificate of public convenience and necessity from the FERC to construct and operate the proposed pipeline and obtained, among other approvals, a waiver of the water quality certification under Section 401 of the Clean Water Act for the New York portion of the project, the members of Constitution, following extensive evaluation and discussion, determined that the underlying risk-adjusted return for this greenfield pipeline project had diminished in such a way that further development was no longer supported. The estimated fair value of the Property, plant, and equipment – net was based on probability-weighted third-party quotes. Our partners’ $209 million share of this impairment is reflected within Net income (loss) attributable to noncontrolling interests in our Consolidated Statement of Income.

(4)Relates to a gas gathering system in the Eagle Ford Shale region for which we expected declines in asset utilization and possible idling of the gathering system. As a result, we measured the fair value of these assets at December 31, 2019 using a market approach. These inputs resulted in a fair value measurement within Level 2 of the fair value hierarchy. The estimated fair value of the Property, plant, and equipment – net at June 30, 2019, was determined using a market approach, which incorporated indications of interest from third parties.

(5)Reflects impairment of Property, plant, and equipment – net that is no longer in use for which the fair value was determined to be lower than the carrying value.

(6)Reflects multiple individually insignificant impairments and write-downs of other certain assets that may no longer be in use or are surplus in nature for which the fair value was determined to be lower than the carrying value.

(7)During the fourth quarter of 2020, RMM renegotiated service contracts with a significant customer in connection with the customer’s Chapter 11 bankruptcy proceedings. The renegotiated contracts result in lower service rates and lower projected future cash flows. As a result, we evaluated this investment for other-than-temporary impairment. The fair value was measured using an income approach. We utilized a discount rate of 18 percent in our analysis.

(8)Following the previously described declining market conditions during the first quarter of 2020, we evaluated these investments for other-than-temporary impairment. The fair value was measured using an income approach. Both investees operate in primarily oil-driven basins where significant expected reductions in producer activities led to reduced estimates of expected future cash flows. Our fair value estimates also reflected discount rates of approximately 17 percent for these investments. We also considered any debt held at the investee level, and its impact to fair value. The industry weighted-average discount rates utilized were significantly influenced by the market declines previously discussed.

(9)Following the previously described declining market conditions during the first quarter of 2020, we evaluated these investments for other-than-temporary impairment. The impairments within our Northeast G&P segment are primarily associated with operations in wet-gas areas where producer drilling activities are influenced by NGL prices which historically trend with crude oil prices. The fair values of our investments in BRMH and Aux Sable Liquid Products LP (Aux Sable) were estimated using a market approach, reflecting valuation multiples ranging from 5.0x to 6.2x EBITDA (weighted-average 6.0x). The fair values of the other investments, including gathering systems that are part of Appalachia Midstream Investments, were estimated using an income approach, with discount rates ranging from 9.7 percent to 13.5 percent (weighted-average 12.6 percent). We also considered any debt held at the investee level, and its impact to fair value. The assumed valuation multiples and industry weighted-average discount rates utilized were both significantly influenced by the market declines previously discussed.

(10)Relates to a gas gathering system in the Marcellus Shale region that was adversely impacted by lower sustained forward natural gas price expectations and changes in expected producer activity. The estimated fair value was determined using an income approach. We utilized a discount rate of 10.2 percent in our analysis.

(11)Relates to a certain gathering system held in Appalachia Midstream Investments that was adversely impacted by changes in the timing of expected producer activity. The estimated fair value was determined using an income approach. We utilized a discount rate of 9 percent in our analysis.

(12)The estimated fair value of Pennant Midstream, LLC (Pennant) was determined by a market approach based on recent observable third-party transactions. These inputs resulted in a fair value measurement within Level 2 of the fair value hierarchy.

(13)The estimated fair value at March 17, 2019, was determined by a market approach based on the transaction price for the purchase of the remaining interest in UEOM as finalized just prior to the signing and closing of the acquisition in March 2019 (see Note 3 – Acquisitions). These inputs resulted in a fair value measurement within Level 2 of the fair value hierarchy.

Concentration of receivables, net of allowances, by product or service [Table Text Block]
The following table summarizes concentration of receivables, net of allowances:

	December 31,
	2021	2020
	(Millions)
NGLs, natural gas, and related products and services	$486	$470
Regulated interstate natural gas transportation and storage	274	254
Marketing of natural gas and NGLs (1)	609	167
Upstream activities	82	1
Accounts Receivable related to revenues from contracts with customers	1,451	892
Derivative receivables (2)	462	—
Other	65	107
Trade accounts and other receivables - net	$1,978	$999

(1)Includes $290 million related to the operations acquired in the Sequent Acquisition as of December 31, 2021.
(2)Includes $462 million related to the operations acquired in the Sequent Acquisition as of December 31, 2021.